Vessels, Net (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Cost
Property, Plant and Equipment [Line Items]
Balance	$ 1,478,886	$ 1,024,531
Additions	246,918	504,355
Impairment loss	(22,724)
Disposals	(18,276)	(50,000)
Balance	1,684,804	1,478,886
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(125,755)	(83,793)
Additions	(31,283)	(53,501)
Impairment loss	12,006
Disposals	78	11,539
Balance	(144,954)	(125,755)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,353,131	940,738
Additions	215,635	450,854
Impairment loss	(10,718)
Disposals	(18,198)	(38,461)
Balance	$ 1,539,850	$ 1,353,131